[Translation]






                    SECURITIES REGISTRATION STATEMENT
                              (for NAV Sale)



                         ANNUAL SECURITIES REPORT
                         (The Third Fiscal Year)
                          From:  October 1, 1996
                         To:  September 30, 1997



              AMENDMENT TO SECURITIES REGISTRATION STATEMENT
                              (for NAV Sale)















                   PUTNAM U.S. GOVERNMENT INCOME TRUST







                    SECURITIES REGISTRATION STATEMENT






















                   PUTNAM U.S. GOVERNMENT INCOME TRUST

                             SECURITIES REGISTRATION
                                STATEMENT


To:  Minister of Finance
                              Filing Date:   March 16, 1998

Name of the Registrant Trust:           PUTNAM U.S. GOVERNMENT
                              INCOME TRUST

Name and Official Title of Trustees:         George Putnam
                              William F. Pounds
                              Jameson A. Baxter
                              Hans H. Estin
                              John A. Hill
                              Ronald J. Jackson
                              Paul L. Joskow
                              Elizabeth T. Kennan
                              Lawrence J. Lasser
                              John H. Mullin, III
                              Robert E. Patterson
                              Donald S. Perkins
                              George Putnam, III
                              A.J.C. Smith
                              W. Thomas Stephens
                              W. Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                              Boston, Massachusetts 02109
                              U. S. A.

Name and Title of Registration Agent:        Harume Nakano
                              Attorney-at-Law
                              Signature [Harume Nakano]_
                                                (Seal)

                              Ken Miura
                              Attorney-at-Law
                              Signature [Ken Miura]_____
                                                (Seal)

Address or Place of Business       Kasumigaseki Building, 25th Floor
                              2-5, Kasumigaseki 3-chome
                              Chiyoda-ku, Tokyo

Name of Liaison Contact:           Harume Nakano
                              Ken Miura
                              Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto
                              Kasumigaseki Building, 25th Floor
                              2-5, Kasumigaseki 3-chome
                              Chiyoda-ku, Tokyo

Phone Number:                 03-3580-3377

- ii -



                             Public Offering or Sale for Registration



Name of the Fund Making Public          PUTNAM U.S. GOVERNMENT INCOME
Offering or Sale of Foreign             TRUST
Investment Fund Securities:

Type and Aggregate Amount of       Up to 76.1 million Class M Shares
Foreign Investment Fund Securities Up to the total amount aggregating the
to be Publicly Offered or Sold:         amounts calculated by multiplying the
                              respective net asset value per Class M Share by the respective number of Class M Shares in respect of 76.1 million Class M Shares
                              (The maximum amount expected to be sold is 1 billion U.S. dollars (Yen127 billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=Yen127.25 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 30, 1998.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 30, 1998 (U.S.$13.11) by 76.1 million Class M Shares for convenience.



           Places where a copy of this Securities Registration
               Statement is available for Public Inspection


                             Not applicable.


   (Total number of pages of this Securities Registration Statement is
                   16 including front and back pages.)




                             C O N T E N T S

                                        Japanese   This
                                        Original  English

Translation


PART I.   INFORMATION CONCERNING SECURITIES    1     1


PART II.  INFORMATION CONCERNING ISSUER        4     5

I.   DESCRIPTION OF THE FUND                   4     5

II.  OUTLINE OF THE FUND                       4     5

III. OUTLINE OF THE OTHER RELATED COMPANIES    4     5

IV.  FINANCIAL CONDITION OF THE FUND           4     5

V.   SUMMARY OF INFORMATION CONCERNING
     FOREIGN INVESTMENT FUND SECURITIES        4     5

VI.  MISCELLANEOUS                      4     5


PART III. SPECIAL INFORMATION                  5     6

I.   OUTLINE OF THE SYSTEM OF INVESTMENT
     TRUSTS IN MASSACHUSETTS                   5     6

II.  FINANCIAL CONDITIONS OF THE INVESTMENT
     MANAGEMENT COMPANY                 11   13

III. FORM OF FOREIGN INVESTMENT
     FUND SECURITIES                           11   13